Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of Current Liabilities - Trade And Other Payables

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Trade payables	1,824,901	1,639,661
Other payables and accruals	2,956,828	1,294,706

	4,781,729	2,934,367